SCHEDULE OF MEASUREMENT OF FAIR VALUE SHARE OPTIONS GRANTED (Details) - Equity Settled Share Option Scheme [Member]	12 Months Ended
Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Underlying stock price	$ 0.235
Exercise price	$ 4.661
Expected volatility	286.00%
Expected life | shares	10
Risk-free rate	1.20%
Expected dividend yield